11. INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Allowance for loan losses	$ 2,922	$ 2,873
Recorded impairment of assets	1,119	982
Deferred compensation	1,291	1,015
Net unrealized loss on cash flow hedges	1,050	1,045
Net unrealized loss on available for sale securities	679	0
Other	579	1,600
Total net deferred tax asset	7,640	7,515
Liabilities:
Premises and equipment	(908)	(1,050)
Deferred loan costs	(1,525)	(1,396)
Prepaid expenses	(166)	(203)
Net unrealized gain on available for sale securities	0	(526)
Other	(200)	(222)
Total deferred tax liability	(2,799)	(3,397)
Net deferred tax asset	$ 4,841	$ 4,118